Revenue (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Summary of revenue by segment, market or product line
The table below presents revenues by segment, market or product line for the nine months ended December 31, 2023 and 2022:

	Nine Months Ended
	December 31,
	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$194.2	$28.6
Home Entertainment
Digital Media	495.3	378.5
Packaged Media	63.0	55.3

Total Home Entertainment	558.3	433.8
Television	214.5	147.0
International	255.3	166.5
Other	23.3	15.7

Total Motion Picture revenues (1)	1,245.6	791.6

Television Production
Television	554.2	973.1
International	137.7	219.4
Home Entertainment
Digital Media	113.4	205.1
Packaged Media	1.0	2.7

Total Home Entertainment	114.4	207.8
Other	54.4	68.3

Total Television Production revenues (2)	860.7	1,468.6

Total revenues	$2,106.3	$2,260.2

(1)
Total Motion Picture revenues for the nine months ended December 31, 2023 and 2022, includes $113.7 million and $30.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the nine months ended December 31, 2023 and 2022, includes $308.4 million and $618.6 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$120.7	$65.3	$12.0
Home Entertainment
Digital Media	527.5	497.1	461.5
Packaged Media	70.5	115.0	139.5

Total Home Entertainment	598.0	612.1	601.0
Television	217.8	257.9	230.2
International	365.0	234.4	217.0
Other	22.2	15.6	20.9

Total Motion Picture revenues (1)	1,323.7	1,185.3	1,081.1
Television Production
Television	1,144.3	1,094.5	474.0
International	277.7	256.5	164.5
Home Entertainment
Digital Media	241.7	85.1	127.1
Packaged Media	3.3	6.9	5.7

Total Home Entertainment	245.0	92.0	132.8
Other	93.1	88.0	60.5

Total Television Production revenues (2)	1,760.1	1,531.0	831.8

Total revenues	$3,083.8	$2,716.3	$1,912.9

(1)
Total Motion Picture revenues for the years ended March 31, 2023, 2022 and 2021, includes $44.2 million, $38.0 million and $19.8 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2023, 2022 and 2021, includes $731.3 million, $610.2 million and $184.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Summary of remaining performance obligations	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2023 are as follows:

		Year Ending March 31,
	Rest of Year Ending March 31, 2024	2025	2026	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$486.2	$917.3	$431.9	$106.7	$1,942.1

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2023 are as follows:

	Year Ending March 31,
	2024	2025	2026	Thereafter	Total

	(Amounts in millions)
Remaining Performance Obligations	$1,053.2	$440.1	$118.1	$86.5	$1,697.9

Summary of accounts receivable, contract assets and deferred revenue
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	December 31, 2023
	(Amounts in millions)
Provision for doubtful accounts	$8.7	$0.3	$1.3	$(3.3)	$7.0

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2022	(Benefit) provision for doubtful accounts (1)	Uncollectible accounts written-off (2)	March 31, 2023

	(Amounts in millions)
Trade accounts receivable	$11.4	$0.7	$(3.4)	$8.7

(1)	Represents a provision for doubtful accounts offset by collections on accounts receivable previously reserved.
(2)	Includes $2.5 million related to accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.